Summary of significant accounting policies (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Summary of significant accounting policies (Details) [Line Items]
Index rates	$ 1	¥ 6.3757
Security deposit	1.00%
Allowance for doubtful	$ 54,896
Service revenue	1,177,822		2,087,717	$ 260,388
Contract liability			154,106	1,190,106
Deferred revenue	$ 150,000
Tax benefit percentage	50.00%	50.00%
Value added tax rate	6.00%	6.00%
Tax profit	10.00%	10.00%
Surplus fund	50.00%	50.00%
Deferred offering costs			765,885
Minimum [Member]
Summary of significant accounting policies (Details) [Line Items]
Consumer loan	$ 4,342	¥ 30,000
Loan term ranges	1 year	1 year
Commission percentage	1.50%	1.50%
Service fee percentage	1.75%
Maximum [Member]
Summary of significant accounting policies (Details) [Line Items]
Consumer loan	$ 11,579	¥ 80,000
Loan term ranges	4 years	4 years
Commission percentage	2.00%	2.00%
Service fee percentage	3.00%
VIE subsidiaries [Member]
Summary of significant accounting policies (Details) [Line Items]
Service revenue	$ 928,565		$ 432,958	$ 86,052
VIE subsidiaries [Member] | Minimum [Member]
Summary of significant accounting policies (Details) [Line Items]
Service fee percentage	0.30%
VIE subsidiaries [Member] | Maximum [Member]
Summary of significant accounting policies (Details) [Line Items]
Service fee percentage	0.50%